Share-Based Compensation - Summary of Number of Shares Available for Issuance (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Shares available for issuance
Balance at the beginning of the period (in shares)	42,611	7,340	6,633
Additions (in shares)	3,726	3,698	3,677
Granted (in shares)	(9,725)	(23,570)	(9,219)
Cancelled/forfeited (in shares)	5,094	55,143	6,249
Balance at the end of the period (in shares)	41,706	42,611	7,340